NOTES PAYABLE (Details Narrative) - USD ($)	Sep. 15, 2016	Dec. 31, 2016	Dec. 27, 2016	Dec. 12, 2016	Nov. 25, 2016	Oct. 31, 2016	Oct. 20, 2016	Oct. 14, 2016	Dec. 31, 2015	Sep. 21, 2015
Notes payable		$ 526,750							$ 103,320
YP Holdings LLC [Member] | 12% Notes Payable Due On December 31, 2015 [Member]
Notes payable		151,353							103,320
Strategic IR, Inc [Member] | 10% Unsecured Promissory Notes Due On January 1, 2017 and April 26, 2017 [Member]
Face amount			$ 145,000
Gibbs International Holdings [Member] | 10% Notes Payable Due On February 19, 2017 [Member]
Face amount							$ 50,000
Notes payable		50,986
Cobbolo Limited [Member] | 10% Notes Payable Due On February 17, 2007 To March 25, 2017 [Member]
Face amount					$ 100,000
Notes payable		101,466
Joseph W and Patricia G Abrams [Member] | 10% Notes Payable Due On February 13, 2017 [Member]
Face amount								$ 25,000
Notes payable		25,534
Delinvest Commercial LTD [Member] | 10% Notes Payable Due On March 1, 2017 [Member]
Face amount						$ 50,000
Notes payable		50,836
Gaston Pereira ("CEO") [Member] | 10% Revolving Line of Credit Agreement [Member] | Revolving Line of Credit Note [Member]
Face amount	$ 100,000
Notes payable				$ 0
Notes payable term	6 months
QPAGOS Corporation - Wholly Owned Subsidiary [Member] | YP Holdings LLC [Member] | 12% Notes Payable Due On December 31, 2015 [Member]
Notes payable										$ 100,000
Default interest rate (per day)										0.10%
Default amount		$ 36,000
QPAGOS Corporation - Wholly Owned Subsidiary [Member] | Gibbs International Holdings [Member] | 10% Notes Payable Due On February 19, 2017 [Member]
Notes payable
QPAGOS Corporation - Wholly Owned Subsidiary [Member] | Cobbolo Limited [Member] | 10% Notes Payable Due On February 17, 2007 To March 25, 2017 [Member]
Notes payable
QPAGOS Corporation - Wholly Owned Subsidiary [Member] | Joseph W and Patricia G Abrams [Member] | 10% Notes Payable Due On February 13, 2017 [Member]
Notes payable
QPAGOS Corporation - Wholly Owned Subsidiary [Member] | Delinvest Commercial LTD [Member] | 10% Notes Payable Due On March 1, 2017 [Member]
Notes payable